Statement of comprehensive income, OCI components presented before tax (Statement) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss)	€ 10,575,000,000	€ 8,416,000,000	€ 6,763,000,000
Other comprehensive income	(414,000,000)	1,175,000,000	789,000,000
Other comprehensive income that will not be reclassified to profit or loss, net of tax	79,000,000	(223,000,000)	190,000,000
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(78,000,000)	(358,000,000)	354,000,000
Non current assets and disposal groups held for sale that will not be reclassified to profit or loss net of tax	0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	0	0	0
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	236,000,000	100,000,000	(121,000,000)
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments	0	0	0
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	(102,000,000)	(24,000,000)	100,000,000
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	23,000,000	59,000,000	(143,000,000)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(493,000,000)	1,398,000,000	599,000,000
Other comprehensive income, before tax, hedges of net investments in foreign operations	169,000,000	(1,095,000,000)	(1,172,000,000)
Gains (losses) on hedges of net investments in foreign operations, before tax	169,000,000	(1,095,000,000)	(1,172,000,000)
Reclassification adjustments on hedges of net investments in foreign operations, before tax	0	0	0
Other reclassifications hedge of net investments in foreign operations	0	0	0
Other comprehensive income, before tax, exchange differences on translation	(646,000,000)	1,379,000,000	3,413,000,000
Gains (losses) on exchange differences on translation, before tax	(646,000,000)	1,378,000,000	3,413,000,000
Reclassification adjustments on exchange differences on translation, before tax	0	1,000,000	0
Other Reclassifications Foreign Currency Translation	0	0	0
Other comprehensive income, before tax, cash flow hedges	331,000,000	832,000,000	72,000,000
Gains (losses) on cash flow hedges, before tax	331,000,000	832,000,000	91,000,000
Reclassification adjustments on cash flow hedges, before tax	0	0	(19,000,000)
Transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications cash flow hedges effective portion	0	0	0
Other Comprehensive Income Before Tax Debt Instruments At Fair Value With Changes In Other Comprehensive Income	(398,000,000)	752,000,000	(2,498,000,000)
Gains (losses) on remeasuring available-for-sale financial assets, before tax	(217,000,000)	757,000,000	(2,528,000,000)
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	181,000,000	5,000,000	(30,000,000)
Other reclassifications debt securities at fair value through other comprehensive income	0	0	0
Non current assets and disposal groups held for sale that will be reclassified to profit or loss net of tax	0	0	0
Valuation gains losses taken to equity non current assets held for sale	0	0	0
Non current assets held for sale transferred to profit or loss	0	0	0
Other reclassifications of non current assets held for sale	0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	16,000,000	12,000,000	(7,000,000)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	36,000,000	(482,000,000)	791,000,000
Comprehensive income	10,161,000,000	9,591,000,000	7,552,000,000
Comprehensive income, attributable to non-controlling interests	1,108,000,000	184,000,000	1,352,000,000
Comprehensive income, attributable to owners of parent	€ 9,053,000,000	€ 9,407,000,000	€ 6,200,000,000